Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Allowance for returns	$ 21,000	$ 70,000
Sales and marketing expenses	$ 719,000	$ 1,163,000	$ 1,211,000
Monthly contribution percentage	8.33%
Employee contribution		50.00%
Impairment loss	$ 955
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee contribution	3.00%